Payments, by Project - 12 months ended Dec. 31, 2023 - USD ($)	Taxes	Royalties	Fees	Total Payments
Total	$ 2,150,000	$ 68,204,312	$ 1,483,010	$ 71,837,322
Alabama
Total		371,446		371,446
Federal
Total		$ 67,832,866	$ 1,483,010	69,315,876
Entity level project
Total	$ 2,150,000			$ 2,150,000